Leases - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Payments	$ (1,743)	$ (2,866)	$ (5,527)
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
Lease liabilities [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Carrying amount, lease liabilities	3,373	6,085
Increase	678	491
Lease modification		(928)
Disposal	(68)
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327	(16)
Carrying amount, lease liabilities	2,504	3,373	6,085
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
Carrying amount, lease liabilities	$ 2,504	$ 3,373	$ 6,085